FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Dec. 31, 2011	Dec. 31, 2010
Total
Assets:
Total Assets	$ 55,465,507	$ 21,729,230
Liabilities:
Total liabilities	17,336,760	18,547,333
Total | 2011 Notes
Liabilities:
Fair value of convertible debt		1,111,132
Total | 2013 Notes
Liabilities:
Fair value of convertible debt	17,336,760	17,436,201
Total | Money market fund
Assets:
Total Assets	55,465,507	21,729,230
Significant Other Observable Inputs (Level 2)
Assets:
Total Assets	55,465,507	21,729,230
Liabilities:
Total liabilities	17,336,760	18,547,333
Significant Other Observable Inputs (Level 2) | 2011 Notes
Liabilities:
Fair value of convertible debt		1,111,132
Significant Other Observable Inputs (Level 2) | 2013 Notes
Liabilities:
Fair value of convertible debt	17,336,760	17,436,201
Significant Other Observable Inputs (Level 2) | Money market fund
Assets:
Total Assets	$ 55,465,507	$ 21,729,230